Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net [Abstract]
Intangible assets, net
19.	Intangible assets

(a)	Details of intangible assets as of December 31, 2017 and 2018 were as follows:

	2017 (*1)		2018
Goodwill	~~W~~	3,901,260	3,903,518
Software		83,829	102,393
Development cost		75,322	82,536
Others		212,910	231,687

	~~W~~	4,273,321	4,320,134

(*1)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.

(b)	Changes in intangible assets for the years ended December 31, 2017 and 2018 were as follows:

	2017
	Goodwill		Software	Development cost	Other	Total
Beginning balance	~~W~~	3,873,060	94,261	56,563	202,628	4,226,512
Acquisitions		—	27,354	40,378	56,982	124,714
Business combination (*1)		28,200	—	—	15,255	43,455
Disposals		—	(21)	—	(12,901)	(12,922)
Impairment (*2)		—	—	(206)	26	(180)
Amortization (*3)		—	(38,095)	(21,413)	(48,941)	(108,449)
Effects of foreign currency movements		—	330	—	(139)	191

Ending balance	~~W~~	3,901,260	83,829	75,322	212,910	4,273,321

(*1)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.
(*2)

Memberships such as golf and condominium memberships are intangible assets that cannot be limited to a specific period of time. If the market value of the exchanges is less than the carrying amount at the end of the reporting period, the impairment loss is recognized.

(*3)	Included general administrative expense and other operating income at comprehensive income.

	2018
	Goodwill		Software	Development cost	Other	Total
Beginning balance	~~W~~	3,901,260	83,829	75,322	212,910	4,273,321
Acquisitions		—	56,009	38,230	69,501	163,740
Business combination		2,258	—	—	—	2,258
Disposals		—	(334)	(5,880)	(7,117)	(13,331)
Impairment (*1)		—	—	(706)	(362)	(1,068)
Amortization (*2)		—	(40,792)	(24,430)	(41,957)	(107,179)
Effects of foreign currency movements		—	3,681	—	(1,288)	2,393

Ending balance	~~W~~	3,903,518	102,393	82,536	231,687	4,320,134

(*1)

Memberships such as golf and condominium memberships are intangible assets that cannot be limited to a specific period of time. If the market value of the exchanges is less than the carrying amount at the end of the reporting period, the impairment loss is recognized.

(*2)	Included general administrative expense and other operating income at comprehensive income.

(c)	Goodwill

i)	Goodwill allocated in the Group’s CGUs as of December 31, 2017 and 2018

	2017 (*1)		2018
Banking	~~W~~	810,058	810,058
Credit card		2,773,231	2,773,231
Securities		5,646	7,904
Life insurance		275,371	275,371
Others		36,954	36,954

	~~W~~	3,901,260	3,903,518

(*1)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd. was completed, the amount was adjusted retrospectively.

ii)	Changes in goodwill for the years ended December 31, 2017 and 2018

	2017 (*1)		2018
Beginning balance	~~W~~	3,873,060	3,901,260
Acquisitions through business combinations (*2)		28,200	2,258

Ending balance	~~W~~	3,901,260	3,903,518

(*1)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd. was completed, the amount was adjusted retrospectively (Note 57).
(*2)	Goodwill recognized as a result of the acquisition of the business by Shinhan Financial Investment Co., Ltd. (Note 58).

iii)	Goodwill impairment test

The recoverable amounts of each CGU were evaluated based on their respective value in use.

•	Explanation on evaluation method

The income approach was applied when evaluating the recoverable amounts based on value in use, considering the characteristics of each unit or group of CGU.

•	Projection period

When evaluating the value in use, 5.5 years of cash flow estimates – July 1, 2018 through December 31, 2023 – was used in projection and the value thereafter was reflected as terminal value. In case of Shinhan Life Insurance, only the 30 years of future cash flows were applied since the present value of the future cash flows thereafter is not significant.

•	Discount rates and terminal growth rates

The required rates of return expected by shareholders were applied to the discount rates by calculating the cost of capital which comprises a risk-free interest rate, a market risk premium and systemic risk (beta factor). Expected terminal growth rate is on the basis of inflation rates.

Discount rates and terminal growth rates applied to each CGU are as follows:

	Discount rates(%)	Terminal growth rate(%)
Banking	7.0~13.8	1.2~2.9
Credit card	8.4	1.8
Securities	11.9, 12.4	2.9
Life insurance	8.5	0.0
Others	9.8, 13.2	1.8

iv)	Key assumptions

Key assumptions used in the discounted cash flow calculations of CGUs (other than Shinhan Life Insurance) are as follows:

	2018	2019	2020	2021	2022	2023
CPI growth	1.6%	1.7%	1.5%	2.1%	2.3%	2.3%
Real retail sales growth	3.0%	2.4%	2.2%	2.3%	2.2%	2.2%
Real GDP growth	2.9%	2.8%	2.4%	3.2%	3.0%	3.0%

Key assumptions used in the discounted cash flow calculations of Shinhan Life Insurance are as follows:

Key assumptions
Rate of return on investment	3.65%
Risk-based capital ratio	199.61%

The values for the CPI growth rate, real retail sales growth rate, real GDP growth rate, rate of return on investment and risk-based capital ratio are based on a combination of internal and external analysis.

v)	Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	42,291,637
Total carrying value		37,775,928

	~~W~~	4,515,709